Earn-Out Shares	12 Months Ended
Dec. 31, 2021
Earn-Out Shares.
Earn-Out Shares

16. Earn-Out Shares

In accordance with the Merger Agreement, former holders of shares of Legacy Science 37 common stock (including shares received as a result of the conversion of Legacy Science 37 preferred stock) and former holders of options to purchase shares of Legacy Science 37 are entitled to receive their respective pro rata shares of up to 12,500,000 Earn-Out Shares if, during the period beginning on the Closing Date and ending on October 6, 2024, the share price equal to the volume weighted average price of Science 37’s Common Stock for a period of at least 20 days out of 30 consecutive trading days:

i.	is equal to or greater than $15.00, a one-time aggregate issuance of 5,000,000 Earn-Out Shares will be made (“Trigger 1”); and
ii.	is equal to or greater than $20.00, a one-time aggregate issuance of 7,500,000 Earn-Out Shares will be made (“Trigger 2”).

As of October 6, 2021, the stockholders and option holders were estimated to receive approximately 10,845,217 and 1,654,783 Earn-Out Shares, respectively, based on the fully diluted cap table of Legacy Science 37. The fair value of the Earn-Out Shares was approximately $7.25 (Trigger 1) and and approximately $5.55 (Trigger 2) per share as of October 6, 2021, the Closing Date of the Merger.

As of December 31, 2021, the stockholders and option holders are estimated to receive approximately 10,914,422 and 1,585,579 Earn-Out Shares, respectively. The fair value of the Earn-Out Shares is approximately $10.35 (Trigger 1) and approximately $8.20 (Trigger 2) per share as of December 31, 2021.

The estimated fair value of the Earn-Out Shares was determined using a Monte Carlo simulation valuation model using a distribution of potential outcomes on a monthly basis over the earn-out Period using the most reliable information available. Assumptions used in the valuations were as follows:

	December 31, 2021	October 6, 2021
Stock price	$12.47	$10.05
Expected volatility	55.0%	55.0%
Risk-free interest rate	0.91%	0.57%
Forecast period (in years)	2.8	3.0

Former Science 37 Shareholders

The Company has determined that the contingent obligation to issue Earn-Out Shares to former Science 37 shareholders is not indexed to the Company’s stock under ASC Topic 815-40 and therefore equity treatment is precluded. The Triggering Event that determines the issuance of the Earn-Out Shares includes terms that are not solely indexed to the common stock of the Company and, as such, liability classification is required. As of the Closing Date, the estimated fair value of the shareholder Earn-Out Shares was approximately $67.6 million. For the year ended December 31, 2021, there was an increase in the earn-out liability of $31.3 million which was recorded as a loss on change in fair value within the consolidated statements of operations. In accordance with the Merger Agreement, Earn-Out Shares attributable to former Science 37 option holders who discontinue providing service before the occurrence of the Triggering Event are reallocated to the remaining eligible former stockholders and former option holders.

16. Earn-Out Shares (continued)

The earn-out liability is recorded on the balance sheet as a non-current liability since potential payment of the liability will be settled in the Company’s common shares. The following table presents activity for the earn-out liability measured at fair value using significant unobservable Level 3 inputs from the Closing Date to December 31, 2021:

(In thousands)	Earn-Out Liability
Balance at October 6, 2021	$67,600
Impact of incremental shares due to option holder forfeitures	627
Change in fair value	30,673
Balance at December 31, 2021	$98,900

Former Science 37 Option Holders

The contingent obligation to issue Earn-Out Shares to former Science 37 option holders falls within the scope of ASC 718, Share-based Compensation, because the option holders are required to continue providing service until the occurrence of the Triggering Event(s). The fair value of the option holder Earn-Out Shares at October 6, 2021, the Closing Date, was approximately $4.8 million (Trigger 1) and $5.5 million (Trigger 2), which will be recorded as share-based compensation over the derived service periods of approximately 1.0 year and 1.4 years, respectively, following the consummation of the Merger. For the year ended December 31, 2021, there was approximately $2.1 million recorded in share-based compensation related to the Earn-Out Shares, with approximately $7.8 million of unrecognized compensation expense at December 31, 2021, which is expected to be recognized over the remaining derived service period of 0.75 years (Trigger 1) and 1.2 years (Trigger 2).